Trade and other receivables - Net (impairment losses) reversals (Details) - Trade and other receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	€ (620)	€ (498)
Credit losses	(45)	(37)
Reversals	233	120
Impairment loss on financial assets	€ (432)	€ (415)